S000017038 [Member] Performance Management - Balanced Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year over a 10-year period. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. The first benchmark in the table is the Fund's primary benchmark. The second benchmark in the table is the Fund's secondary benchmark. Beginning March 12, 2025, the Balanced Strategy Linked Composite Index represents the returns of a composite index comprised of 41% Russell 3000® Index, 17% MSCI ACWI ex USA Index (net of tax on dividends from foreign holdings), 3% FTSE EPRA Nareit Developed Index (net of tax on dividends from foreign holdings), 31% Bloomberg U.S. Aggregate Bond Index and 8% ICE BofA US High Yield Index. This benchmark provides a means to compare the Fund's average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark. For information regarding the composition of the Balanced Strategy Linked Composite Index prior to March 12, 2025, see the Performance Notes section in the Fund’s Prospectus.
Past performance is no indication of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is no indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the returns of one or more indexes that measure broad market performance.
Performance Additional Market Index [Text]	This benchmark provides a means to compare the Fund's average annual returns to a benchmark that RIM believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Quarterly Return: 13.76% (2Q/20) Lowest Quarterly Return: (18.87)% (1Q/20)
Performance Table Heading	Average annual total returns for the periods ended December 31, 2025
Performance Table Closing [Text Block]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Balanced Strategy Fund
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	13.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(18.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020